Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Service Concession Arrangements [Abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2015, 2016 and 2017:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 11):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

Summary of Value of Concessions

The value of the concessions at December 31, 2015, 2016 and 2017 is as follows:

	December 31, 2015		December 31, 2016		December 31, 2017
Mexican airport concession	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Other airport concession (fair value on date of acquisition in USD$176,086,000) (1)		3,029,824		3,638,641		3,475,128
Less - accumulated amortization (2)		(4,610,308)		(5,074,369)		(5,541,118)
	Ps.	12,240,167	Ps.	12,384,923	Ps.	11,754,661

(1)	The other airport concession includes translation effect for an amount of Ps. 345,908, Ps. 608,817 and Ps. 445,304 as of December 31, 2015, 2016 and 2017, respectively.
(2)	Amortization includes translation effect for an amount of Ps. 6,600, Ps. 32,941 and Ps. 35,629 as of December 2015 and 2016 and 2017, respectively.

The amortization charge for the years ended December 31, 2015, 2016 and 2017, amounts to Ps. 400,953, Ps. 464,061 and Ps. 466,749, respectively.